UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London
          W1U 3RW

13F File Number: 28-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom         February 3, 2009
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total: $519,950
                                        (thousands)


List of Other Included Managers: None

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP        (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
CHOICE HOTELS INTL INC           COM          169905 10 6     2,812      93,535  SH         SOLE       NONE        93,535
CLOROX CO DEL                    COM          189054 10 9    66,699   1,200,478  SH         SOLE       NONE     1,200,478
DOMINOS PIZZA INC                COM          25754A 20 1    27,200   5,774,953  SH         SOLE       NONE     5,774,953
DR PEPPER SNAPPLE GROUP INC      COM          26138E 10 9   168,576  10,373,889  SH         SOLE       NONE    10,373,889
GANNETT INC                      COM          364730 10 1    22,423   2,802,900  SH         SOLE       NONE     2,802,900
KIMBERLY CLARK CORP              COM          494368 10 3   173,789   3,295,203  SH         SOLE       NONE     3,295,203
LEE ENTERPRISES INC              COM          523768 10 9     1,622   3,955,496  SH         SOLE       NONE     3,955,496
PHILIP MORRIS INTL INC           COM          718172 10 9    56,830   1,306,135  SH         SOLE       NONE     1,306,135




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